SIGNIFICANT ACCOUNTING POLICIES (Schedule of Allowance For Credit Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Balance at beginning of year	$ 2,254	$ 1,318	$ 1,107
Current-period provision	572	1,020	449
Write-offs charged against the allowance	(77)	(84)	(238)
Balance at end of year	$ 2,749	$ 2,254	$ 1,318